Report of Independent Registered Public
Accounting Firm

To the Board of Trustees of Vanguard Malvern
Funds and Shareholders of
Vanguard Core Bond Fund
Vanguard Core-Plus Bond Fund
Vanguard Core Bond ETF
Vanguard Core-Plus Bond ETF
Vanguard Multi-Sector Income Bond Fund
Vanguard Emerging Markets Bond Fund
Vanguard Institutional Intermediate-Term
Bond Fund
Vanguard Institutional Short-Term Bond Fund
Vanguard Short-Term Inflation-Protected
Securities Index Fund
Vanguard Short Duration Bond ETF
Vanguard Total Treasury ETF
Vanguard Total Inflation-Protected Securities
ETF
Vanguard Government Securities Active ETF
Vanguard Multi-Sector Income Bond ETF

In planning and performing our audits of the financial statements of Vanguard Core Bond
Fund, Vanguard Core-Plus Bond Fund,
Vanguard Core Bond ETF, Vanguard Core-
Plus Bond ETF, Vanguard Multi-Sector
Income Bond Fund, Vanguard Emerging
Markets Bond Fund, Vanguard Institutional
Intermediate-Term Bond Fund, Vanguard
Institutional Short-Term Bond Fund, Vanguard
Short-Term Inflation-Protected Securities
Index Fund, Vanguard Short Duration Bond
ETF, Vanguard Total Treasury ETF, Vanguard
Total Inflation-Protected Securities ETF,
Vanguard Governmental Securities Active
ETF and Vanguard Multi-Sector Income Bond
ETF (constituting Vanguard Malvern Funds, hereafter collectively referred to as the "Funds") as of and for the year or period ended September 30, 2025, in accordance with the standards of the Public Company
Accounting Oversight Board (United States)
(PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.
However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of September 30, 2025.

This report is intended solely for the
information and use of the Board of Trustees of Vanguard Malvern Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025